CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		Common Stock Class A ordinary shares CNY (¥) shares	Common Stock Class B ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Class A ordinary shares shares	Class B ordinary shares shares	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2022	[1]	¥ 60	¥ 98		¥ 12,496,534	¥ 122,429	¥ (1,847,817)	¥ 638,087			¥ 11,409,391
Beginning balance, shares at Dec. 31, 2022 | shares	[1]	89,401,484	150,386,517
Acquisition of entity under common control					(574,826)						(574,826)
Share-based compensation					78,265						78,265
Issuance of ordinary shares for exercised share options					127						¥ 127
Issuance of ordinary shares for exercised share options (in shares) | shares		7,000									7,000	7,000
Issuance of ordinary shares for restricted share units		¥ 1									¥ 1
Issuance of ordinary shares for restricted share units (in shares) | shares		2,447,365
Repurchase of shares				¥ (206,345)							(206,345)
Repurchase of shares (in shares) | shares		(9,158,997)		9,158,997
Net loss							(204,519)				(204,519)
Unrealized securities holding losses								(20,824)			(20,824)
Foreign currency translation adjustment, net of nil tax								143,329			143,329
Ending balance at Dec. 31, 2023		¥ 61	¥ 98	¥ (206,345)	12,000,100	122,429	(2,052,336)	760,592			10,624,599
Ending balance, shares at Dec. 31, 2023 | shares		82,696,852	150,386,517						82,696,852	150,386,517
Ending balance (shares) at Dec. 31, 2023 | shares				9,158,997
Share-based compensation					64,520						64,520
Issuance of ordinary shares for exercised share options					680						¥ 680
Issuance of ordinary shares for exercised share options (in shares) | shares		37,502									37,502	37,502
Issuance of ordinary shares for restricted share units		¥ 2									¥ 2
Issuance of ordinary shares for restricted share units (in shares) | shares		2,005,774
Repurchase and cancellation of shares		¥ (11)		¥ 98,244	(346,565)						(248,332)
Repurchase and cancellation of shares (in shares) | shares		(9,894,730)		(5,297,770)
Net loss							(47,955)				(47,955)
Unrealized securities holding losses								(63,964)			(63,964)
Foreign currency translation adjustment, net of nil tax								73,372			73,372
Dividends payable					(2,852,243)						(2,852,243)
Ending balance at Dec. 31, 2024		¥ 52	¥ 98	¥ (108,101)	8,866,492	122,429	(2,100,291)	770,000			7,550,679
Ending balance, shares at Dec. 31, 2024 | shares		74,845,398	150,386,517						74,845,398	150,386,517
Ending balance (shares) at Dec. 31, 2024 | shares				3,861,227
Share-based compensation					73,592						¥ 73,592
Treasury shares reissuance for vested share-based awards				¥ 66,025	(59,542)		(6,483)
Treasury shares reissuance for vested share-based awards (in shares) | shares				(2,619,966)
Issuance of ordinary shares for exercised share options (in shares) | shares											0	0
Issuance of ordinary shares for restricted share units		¥ 2									¥ 2
Issuance of ordinary shares for restricted share units (in shares) | shares		2,151,869
Repurchase of shares				¥ (85,980)							(85,980)
Repurchase of shares (in shares) | shares		(3,850,488)		3,850,488
Net loss							(112,591)				(112,591)	$ (16,101)
Unrealized securities holding losses								(43,546)			(43,546)	(6,227)
Foreign currency translation adjustment, net of nil tax								(47,999)			(47,999)	(6,864)
Dividends payable					(2,414,441)						(2,414,441)
Ending balance at Dec. 31, 2025		¥ 54	¥ 98	¥ (128,056)	¥ 6,466,101	¥ 122,429	¥ (2,219,365)	¥ 678,455			¥ 4,919,716	$ 703,510
Ending balance, shares at Dec. 31, 2025 | shares		73,146,779	150,386,517						73,146,779	150,386,517
Ending balance (shares) at Dec. 31, 2025 | shares				5,091,749

[1]	HUYA Inc. consolidated 2022 statement of changes in shareholders’ equity has been retrospectively adjusted due to the business combination under common control as discussed in the Note 2 (d).